Other Payables - Summary of Other Payables (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Non-current
Contingent consideration	$ 1,067,321
Current
Accruals	6,888,765	$ 6,726,147
Provisions	3,440,146	1,750,000
Contingent consideration	2,500,000
Other payables	4,941,537	192,494
Other payables, current	$ 17,770,448	$ 8,668,641